Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Research and development	$ 31,022	$ 20,474
General and administrative	7,769	4,288
Total operating expenses	38,791	24,762
Loss from operations	(38,791)	(24,762)
Other income (expense), net
Interest income	1,129	22
Total other income, net	1,129	22
Net loss and comprehensive loss	$ (37,662)	$ (24,740)
Net loss per share, basic	$ (12.05)	$ (10.73)
Net loss per share, diluted	$ (12.05)	$ (10.73)
Weighted-average shares outstanding, basic	3,124,274	2,306,110
Weighted-average shares outstanding, diluted	3,124,274	2,306,110